New York Life Insurance and Annuity Corporation
CorpExec VUL Plus
Corporate Executive Series Variable Universal Life
UPDATING SUMMARY PROSPECTUS FOR EXISTING INVESTORS
May 1, 2024
A flexible premium VUL insurance policy offered to corporations and individuals under New York Life Insurance and Annuity Corporation (“NYLIAC”)
Corporate Sponsored Variable Universal Life Separate Account-I
Please use the following address to send policy premium payments and service Requests to us:
Service Office:
New York Life Insurance and Annuity Corporation
NYLIFE Distributors, LLC
Attention: Executive Benefits
11400 Tomahawk Creek Parkway, Suite 200
Leawood, KS 66211
Telephone: (888) 695-4748
Fax: (913) 906-4129
E-mail: NYLAMN_Service@newyorklife.com
This Summary Prospectus summarizes significant changes to the CorpExec VUL Plus flexible premium VUL insurance policy (the “Policy”) issued by New York Life Insurance and Annuity Corporation (“NYLIAC”) since May 1, 2023, the effective date of last year’s update to the prospectus for this Policy. The Policy is offered to corporations and individuals to provide life insurance in a corporate-sponsored arrangement. Unless otherwise indicated, all information in this summary prospectus applies to both individually and corporate-owned CorpExec VUL Plus Policies.
The prospectus for the Policy (the “Prospectus”) contains more information about the Policy, including its features, benefits and risks. You can find the current Prospectus and other information about the Policy online at https://dfinview.com/NewYorkLife/TAHD/cevulplus. You can also obtain this information at no cost by calling our Service Office at (888) 695-4748, faxing us at (913) 906-4129 or by sending an email request to our Service Office at NYLAMN_Service@newyorklife.com.
Additional information about certain investment products, including variable life insurance policies, has been prepared by the staff of the Securities and Exchange Commission (“SEC”) and is available at www.investor.gov. We do not authorize any information or representations regarding the offering described in this summary prospectus other than as contained in these materials, the full prospectus or any amendments or supplements to them, the initial summary prospectus, or in any supplemental sales material we authorize. This Summary Prospectus incorporates by reference the Policy’s full prospectus and Statement of Additional Information (SAI), both dated May 1, 2024, as amended or supplemented. The SAI may be obtained, free of charge, in the same manner as the prospectus.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved of this security or passed upon the accuracy or adequacy of this summary prospectus. Any representation to the contrary is a criminal offense.

i

Glossary

More detailed information concerning certain terms defined below is provided in “Definitions” in the Prospectus.
Accumulation Value: The aggregate value of your Policy’s investment in the Investment Divisions.
Attained Age: The Insured's Issue Age, plus the number of Policy Years completed since the Policy Date.
Business Day: Any day on which the New York Stock Exchange (“NYSE”) is open for regular trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of regular trading on the NYSE, if earlier.
Cash Surrender Value: The Cash Value less Policy Debt. See “Surrenders” for more information.
Cash Value: The sum of (a) the Accumulation Value, (b) the value in the Fixed Account, and (c) the value in the Loan Account.
Eligible Portfolios: The mutual fund portfolios that are available for investment through the Investment Divisions. See “Appendix—Eligible Portfolios Available Under the Policy” below. The Eligible Portfolios are portfolios of open-end management investment companies registered with the SEC.
Face Amount: The dollar amount of the life insurance under the Policy as selected by you. It may be changed by you. See “Definitions—Face Amount” and “Policy Payment Information—Changing the Face Amount of Your Policy” in the Prospectus for more information about the Face Amount.
Fixed Account: The investment option under your Policy that accrues interest at fixed rates on a daily basis. This rate can change, subject to the Guaranteed Minimum Interest Rate. Assets in the Fixed Account are part of NYLIAC’s general account. See “Management and Organization—The Fixed Account” and “—Interest Crediting” and “Description of the Policy—Investment Divisions and the Fixed Account—Amount in the Fixed Account” in the Prospectus for more information about the Fixed Account.
Good Order: A notice, Request, or Policy transaction is in “Good Order” if it complies with our administrative procedures and the required information is complete and correct. We may delay our response to a notice, Request, or Policy transaction if it is not in Good Order. For more information see “Definitions—Good Order” in the Prospectus.
Investment Division: A subaccount of NYLIAC Corporate Sponsored Variable Universal Separate Account-I, which is a segregated asset account of NYLIAC established to receive and invest net Premiums allocated to the Investment Divisions.
Issue Age: Unless otherwise stated, the Insured’s age on the birthday nearest the Policy Date, as shown on the Policy Data Pages.
Late Period: A period of 62 days after the Monthly Deduction Day when the Cash Surrender Value is less than the Monthly Deduction Charges for the next Policy Month.
Loan Account: The account that holds a portion of Cash Value for the purpose of securing any Policy Debt. It is part of NYLIAC’s general account.
Monthly Deduction Charges: The charges deducted from your Policy’s Cash Value as of each Monthly Deduction Day, consisting of the Monthly Cost of Insurance Charge, Monthly Additional Flat Extras, Monthly M&E Charge, Monthly Contract Charge, Monthly Per Thousand Face Amount Charge, and any applicable monthly rider charges.
Monthly Deduction Day: The date of each month, specified on the Policy Data Pages, as of which we deduct the Monthly Deduction Charges from Cash Value. For more information, see “Definitions—Monthly Deduction Day” in the Prospectus.
PCO (Policy Charge Option): The Policy charge option you may select at policy issue. For corporate-owned policies, there are five PCOs that may be selected—PCOs A - E. For individually-owned policies, only one PCO is available—PCO F. See “Important Information You Should Consider About the Policy—Fees and Expenses—Transaction Charges” below and “Charges Associated with the Policy—Policy Charge Options (“PCOs”)” in the Prospectus for more details.
Planned Premium: The initial premium and the subsequent premium amounts in the amount and frequency you selected in the Policy application.

Policy or CorpExec VUL Plus: Your CorpExec VUL Plus variable universal life policy.
Policy Anniversary: The anniversary of the Policy Date specified on the Policy Data Pages. A Policy Anniversary starts a new Policy Year.
Policy Data Pages: The Policy pages that provide information regarding your Policy, such as Policy Face Amount, Premium payments, and Policy charges.
Policy Date: The date we use as the starting point for determining Policy Years and Monthly Deduction Days. Your Policy Date will be the same as the date on which we issue your Policy, unless you Request otherwise. Generally, you may not choose a Policy Date that is more than six months before the date of your Policy’s issue. You can find your Policy Date on the Policy Data Pages.
Policy Debt: The amount of outstanding loan(s) under your Policy, plus accrued interest.
Policy Month: The monthly period beginning on each Monthly Deduction Day and extending to, but not including, the next Monthly Deduction Day.
Policy Year: The year from a Policy Anniversary to, but not including, the next Policy Anniversary. The first Policy Year begins on the Policy Date, and each twelve-month period thereafter.
Premium: A Planned Premium or an Unplanned Premium.
Request: A signed written request in Good Order received at our Service Office which gives us the facts that we need. When you write to us, please include the Policy number, the Insured’s full name, and your current address.
Sales Standards: The criteria used to evaluate whether a recommended transaction, relating to your policy, complies with applicable standards of conduct.
Target Premium: An amount used to determine the Premium Expense Charge. See “Fees and Charges—Transaction Charges” and “Additional Information About Fees—Transaction Fees” below and “Definitions—Target Premium” in the Prospectus.
Unplanned Premium: Premium payments you make in addition to Planned Premium.
Updated Information About Your Contract

The information in this Updating Summary Prospectus is a summary of certain features of the Policy that have changed since the Prospectus, dated May 1, 2023. This description does not reflect all of the changes that have occurred since you entered into your Policy.
Eligible Portfolios
The following have been added as Eligible Portfolios under the Policy:
American Funds IS U.S. Government Securities Fund®–Class 1
Fidelity® VIP Floating Rate High Income Portfolio–Initial Class
Invesco V.I. Main Street Small Cap Fund®–Series I Shares
PIMCO VIT Short-Term Portfolio–Institutional Class
Principal VC Real Estate Securities Account–Class 1
Putnam VT International Value Fund–Class IA
Voya Growth and Income Portfolio–Class I
Western Asset Long Credit VIT Portfolio–Class I
The following Eligible Portfolios have been reorganized as follows:
1.
The Class I shares of American Century Investments® VP Inflation Protection Fund were reorganized into the Standard Class II shares of LVIP American Century Inflation Protection Fund.
2.
The Class I shares of American Century Investments® VP Mid Cap Value Fund were reorganized into the Standard Class II shares of LVIP American Century Mid Cap Value Fund.

3.
The Class I shares of American Century Investments® VP Value Fund were reorganized into the Standard Class II shares of LVIP American Century Value Fund.
The names of the following Eligible Portfolios have been changed as follows:
1.
MainStay VP IQ Hedge Multi-Strategy–Initial Class has been changed to MainStay VP Hedge Multi-Strategy–Initial Class
2.
MainStay VP MacKay Government–Initial Class has been changed to MainStay VP MacKay U.S. Infrastructure Bond–Initial Class.
3.
Delaware VIP® Emerging Markets Series–Standard Class has been changed to Macquarie VIP Emerging Markets Series–Standard Class.
4.
Delaware VIP® Small Cap Value Series–Standard Class has been changed to Macquarie VIP Small Cap Value Series–Standard Class.
5.
LVIP Delaware Limited-Term Diversified Income Fund–Standard Class has been changed to LVIP Macquarie Limited-Term Diversified Income Fund–Standard Class.
6.
LVIP Delaware Value Fund–Standard Class has been changed to LVIP Macquarie Value Fund–Standard Class.
On or about August 28, 2023, MainStay VP MacKay International Equity—Initial Class was renamed to the MainStay VP PineStone International Equity—Initial Class.
On or about September 29, 2023, the Class I-2 Shares of Alger Weatherbie Specialized Growth Portfolio were reorganized into the Class I-2 Shares of Alger Small Cap Growth Portfolio.
Important Information You Should Consider About the Policy

Fees and Expenses

Please refer to your Policy Data Pages for information about the specific fees you will pay each year based on the options you have selected.

Transaction Charges
We charge you a Premium Expense Charge on each Premium you pay up to
Attained Age 100, covering sales expense and federal and state premium tax expenses. The amount of the Premium Expense Charge varies depending on the
Policy Charge Option (“PCO”) that you select, the Policy Year in which the Premium is paid, and whether or not the amount exceeds the Target Premium for your Policy. See
“Charges Associated with the Policy—Deductions from Premium Payments” in the
Prospectus for more information. The PCO is selected at Policy issue and may not be changed once selected. Each PCO determines the amount, timing, and relative allocation between and among the Premium Expense Charges and Monthly
Mortality and Expense Charges to your Policy and the current interest rate that will be credited to the Fixed Account. For corporate-owned policies, there are five PCOs that may be selected. For individually-owned policies, only one PCO is available.
Please refer to your Policy Data Page for the specific Premium Expense Charges available to your Policy.
We also may charge you a Transfer Charge on transfers among the investment options under your Policy and a Partial Surrender Processing Fee on partial surrenders. Currently, we are not imposing these charges. See “Charges Associated with the Policy—Separate Account Charges—Fund Transfer Charge” and " —Partial
Surrender Processing Fee” in the Prospectus.
Finally, we reserve the right to charge a fee for returned payments, but we are not currently charging it.

Ongoing Fees and Expenses
In addition to transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses which we deduct monthly, including Cost of Insurance
Charges, a Flat Extras charge (added to the Cost of Insurance Charge to cover certain additional mortality risk), and a Monthly Per Thousand Face Amount
Charge. These charges may vary based on the characteristics of the Insured (e.g.,
Issue Age, gender, underwriting class, Policy Year, and the Face Amount of your
Policy). See “Charges Associated with the Policy—Deductions from Cash
Value—Monthly Cost of Insurance Charge” and “—Monthly Per Thousand Face
Amount Charge” in the Prospectus.
We also charge a Monthly Mortality and Expense Risk Charge (“Monthly M&E
Charge”) and a Monthly Contract Charge. See “Charges Associated with the
Policy—Deductions From Cash Value—Monthly Mortality and Expense Charge” in the
Prospectus.
We will charge you interest if you take a Policy Loan. See “Charges Associated with the Policy—Loan Charges” in the Prospectus.
You will also bear expenses associated with the Eligible Portfolios available under your Policy, as shown in the following table, which shows the minimum and maximum total operating expenses deducted from the assets of the Eligible Portfolios (before any fee waiver or expense reimbursement) during the year ended December 31,
2023. (See “Appendix—Eligible Portfolios Available Under the Policy” for our list of available Eligible Portfolios, the current expenses for these Portfolios, and the
Average Annual Total Returns).

	Annual Fee	Minimum	Maximum
	Investment Options (Eligible Portfolio fees and expenses)	0.03%	1.855%

Risks

Risk of Loss	You can lose money by investing in the Policy. See “Summary of Principal Risks of Investment in the Policy—Investment Risk” in the Prospectus.
Not a Short-Term Investment
The Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. It is designed to provide a life insurance benefit and to help meet other long-term financial objectives. Substantial fees, expenses, and tax consequences make variable life insurance inappropriate as a short-term savings vehicle. Additionally, the Policy may limit your ability to withdraw a portion of the Cash
Value through partial surrenders or loans. See “Summary of Principal Risks of
Investing in the Policy—Investment Risk,” “Loans,” and “Surrenders—Partial
Surrenders—Amount Available for a Partial Surrender” in the Prospectus.

Risks Associated with Investment Options
An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you select. Each investment option (including the Fixed Account) will have its own unique risks. The performance of the Eligible Portfolios will vary, and some are riskier than others.
Accordingly, you should review the prospectuses of the Eligible Portfolios before making an investment decision. A discussion of the risks of allocating your Premiums or Cash Value to one or more Eligible Portfolios can be found in the prospectuses for the Eligible Portfolios, which are available at https://dfinview.com/NewYorkLife/TAHD/
cevulplus. See also “Management and Organization—Funds and Eligible Portfolios,”
“—The Fixed Account” and, “—Interest Crediting” in the Prospectus.

Insurance Company Risks
An investment in the Policy is subject to the risks related to NYLIAC, including that any obligations (including the Fixed Account), guarantees, or benefits are subject to the claims-paying ability and financial strength of NYLIAC. If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. There are also risks relating to NYLIAC’s administration of the Policy including cybersecurity and infectious disease outbreak risks. More information about NYLIAC, including its claims-paying and financial strength ratings, is available upon request by contacting our Service Office at (888) 906-4129, faxing us at (913) 906-4129, or emailing us at
NYLAMN_Service@newyorklife.com.

Contract Lapse
Your Policy can lapse even if you pay all of the Planned Premiums on time. When a
Policy lapses, it has no value, and no benefits are paid upon the death of the Insured.
You may also lose the principal invested. Your Policy will lapse if the Cash Surrender
Value is insufficient to cover the Monthly Deduction Charges and you do not pay enough Premium to cover the overdue charges by the end of the Late Period under your Policy. This can happen in a number of circumstances, including minimal funding, partial surrenders, excessive policy loans and interest, Policy charges
(including increases in those charges), market fluctuations, and poor investment return of the Eligible Portfolios you select. The larger a Policy loan becomes relative to the Policy’s Cash Value, the greater the risk that the Policy’s Cash Surrender Value will not be sufficient to support the Policy’s charges and expenses, including any loan interest payable, and the greater the risk of the Policy lapsing. A Policy lapse may have tax consequences. A Policy that has a Cash Surrender Value just sufficient to cover Monthly Deduction Charges and other deductions, or that is otherwise minimally funded, is less likely to maintain its Cash Surrender Value due to market fluctuations and other performance-related risks. To continue to keep your Policy in force, Premium payments significantly higher than the Planned Premiums may be required. In addition, by paying only the minimum Premium required to keep the
Policy in force, you may forego the opportunity to build up significant Cash Value in the Policy. If the Policy lapses, there are costs and premium requirements associated with reinstatement of the Policy. See “Summary of Principal Risks of Investment in
the Policy—Risk of Termination” and “Termination and Reinstatement—Late Period”
in the Prospectus. In some states, the Policy’s Late Period and other lapse and reinstatement provisions may differ. For more information on state variations, ask your registered representative or see “State Variations” in the Prospectus.

Restrictions

Investments
Generally, you may allocate your net Premiums or Cash Value among 20 of the 148
Eligible Portfolios at any one time as well as to the Fixed Account. Certain Policies associated with a nonqualified deferred compensation plan may permit allocation among up to 35 Eligible Policies and the Fixed Account; please contact us for more information.
Unless we agree otherwise, the minimum amount that may be transferred among the
Investment Divisions or to or from the Fixed Account at one time is $500 (or, if less, the entire amount in that investment option). If, after a transfer, less than $500 would remain in the relevant Investment Division or the Fixed Account, we may include the remaining value in the transfer. See “Description of the Policy—Investment Divisions
and the Fixed Account—Transfers Among Investment Divisions and the Fixed
Account” in the Prospectus.
In addition, in order to prevent market timing, we may limit your ability to make transfers involving the Investment Divisions if a transfer may disadvantage or potentially hurt the rights of other policyowners. We also will reject or reverse a transfer Request if any of the relevant Eligible Portfolios for any reason does not accept the purchase of its shares. For more information about our rights to decline transfers, see “Description of the Policy—Limits on Transfers” in the Prospectus. For
more information about the Eligible Portfolios’ rights to refuse or restrict purchases and redemptions of their shares, see https://dfinview.com/NewYorkLife/TAHD/
cevulplus.
NYLIAC reserves the right to remove or substitute Eligible Portfolios as investment options or close investment options to new investment. See “Management and
Organization—Our Rights” and “Appendix—Eligible Portfolios Available Under the
Policy” for a list of available Eligible Portfolios in the Prospectus.
In addition, NYLIAC has the right to establish limits on your ability to allocate net
Premiums, or to transfer all or part of the Cash Value from an Investment Division, to the Fixed Account. These limits may include allowing no Premium allocations, or transfers from the Investment Divisions, to the Fixed Account. See “Description of the
Policy—Investment Divisions and the Fixed Account—Amount in the Fixed Account”
and “—Transfers Among Investment Divisions and the Fixed Account” in the
Prospectus.

Optional Benefits
You are required to have a minimum Cash Value to elect, or retain access to, certain optional benefits.
We may modify or discontinue offering an optional benefit at any time.
Some optional benefits may not be used together.
We may change these restrictions in the future.
For more detailed information, see “Description of the Policy—Additional Benefits
Through Options Available at No Additional Charge” in the Prospectus.

Taxes

Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Policy. For example, special rules apply to employer-owned policies. The Policy may not be used with tax-qualified plans or individual retirement accounts. Full and partial surrenders (including loans)
may be subject to ordinary income tax and, subject to certain exceptions, a 10%
percent penalty tax. See “Federal Income Tax Considerations” in the Prospectus for
more information about the tax consequences of the Policy.

Conflicts of Interest

Investment Professional Compensation
Selling broker-dealers and, in turn, their registered representatives, receive compensation for selling the Policy. The compensation will consist of commissions, asset-based compensation, expense allowances and/or other compensation programs. NYLIAC also may enter into agreements with service entities, which may be affiliated with broker-dealers, under which NYLIAC pays service fees or additional compensation. See “Distribution and Compensation Arrangements” in the
Prospectus.
Your selection of a PCO will affect the level of compensation received by your selling broker-dealer or registered representative, with greater compensation being generated by PCOs with higher current Policy charges and lower current Fixed
Account crediting rates. These compensation arrangements have the potential to influence the recommendations made by your investment professional with respect to the PCO, which may, in turn, affect the performance of your Policy. These compensation arrangements may also provide a financial incentive for these investment professionals to recommend the Policy over other investments. See
“Important Information You Should Consider About the Policy—Fees and
Expenses—Transaction Charges” above and “Charges Associated with the
Policy—Policy Charge Options (“PCOs”)—Factors to Consider in Selecting a PCO” in
the Prospectus.

Exchanges
Some investment professionals may have a financial incentive to offer you a new policy in place of one that you already own. You should only exchange your
CorpExec VUL Plus Policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own your CorpExec VUL Plus Policy.
In addition, if you already own a life insurance policy, it may not be to your advantage to replace that policy with CorpExec VUL Plus. If you are replacing your policy with the CorpExec VUL Plus Policy, you should carefully consider the benefits, features, fees, risks, and costs of this Policy versus those of the policy (or policies) being replaced. In addition, it may not be to your advantage to borrow money to purchase a
CorpExec VUL Plus Policy or to take partial surrenders from another policy you own to make Premium payments under this CorpExec VUL Plus Policy. You should exchange an existing policy for the CorpExec VUL Plus only if you determine that it is preferable for you to purchase a new policy rather than continue to own your existing policy, after comparing the features, fees, and risks of both policies. See “Description of the Policy—Tax-Free “Section 1035” Insurance Policy Exchanges” in the
Prospectus.

Appendix: Eligible Portfolios Available Under the Policy
The following is a list of Eligible Portfolios available under the Policy as of the date of this Prospectus. Generally, you may allocate your net Premiums or Cash Value among up to 20 of the 148 Eligible Portfolios at any one time as well as to the Fixed Account. Certain Policies associated with a nonqualified deferred compensation plan may permit allocation among up to 35 Investment Divisions and the Fixed Account. More information about the Eligible Portfolios is available in the prospectuses for the Eligible Portfolios, which may be amended from time to time and can be found online at https://dfinview.com/NewYorkLife/TAHD/cevulplus. You can also request this information at no cost by calling our Service Office at (888) 695-4748, faxing us at (913) 906-4129, or emailing us at NYLAMN_Service@newyorklife.com.
The current expenses and performance information below reflects fees and expenses of the Eligible Portfolios, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Eligible Portfolio’s past performance is not necessarily an indication of future performance.
Type	Eligible Portfolio and Advisers/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Large Cap Equity	MainStay VP American Century Sustainable Equity–Initial Class Adviser: New York Life Investment Management LLC (“New York Life Investments”) / Sub-Adviser: American Century Investment Management, Inc. (“ACIM”)	0.67%	24.39%	12.95%	8.73%
Investment Grade Bond	MainStay VP Bond–Initial Class Adviser: New York Life Investments / Sub-Adviser: NYL Investors LLC (“NYLI”)	0.52%	5.58%	0.96%	1.70%
Sector	MainStay VP Fidelity Institutional AM® Utilities–Initial Class Adviser: New York Life Investments / Sub-Adviser: FIAM LLC	0.67%	(1.46%)	8.41%	6.42%
Non-Investment Grade Bond	MainStay VP Floating Rate–Initial Class Adviser: New York Life Investments / Sub-Adviser: NYLI	0.64%	11.86%	4.96%	3.81%
Alternatives	MainStay VP Hedge Multi-Strategy–Initial Class (formerly MainStay VP IQ Hedge Multi-Strategy–Initial Class) Adviser: New York Life Investments / Sub-Adviser: IndexIQ Advisors LLC	1.07%	10.26%	2.78%	(1.46%)

Type	Eligible Portfolio and Advisers/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Asset Allocation	MainStay VP Income Builder–Initial Class Adviser: New York Life Investments / Sub-Advisers: Epoch Investment Partners, Inc. and MacKay Shields LLC (“MacKay”)	0.62%	10.05%	6.04%	5.01%
Asset Allocation	MainStay VP Janus Henderson Balanced–Initial Class Adviser: New York Life Investments / Sub-Adviser: Janus Henderson Investors US LLC (“Janus”)	0.57%	15.52%	9.76%	8.05%
Non-Investment Grade Bond	MainStay VP MacKay Convertible–Initial Class Adviser: New York Life Investments / Sub-Adviser: MacKay	0.58%	8.85%	11.59%	8.50%
Non-Investment Grade Bond	MainStay VP MacKay High Yield Corporate Bond–Initial Class Adviser: New York Life Investments / Sub-Adviser: MacKay	0.58%	11.87%	5.31%	4.73%
Investment Grade Bond	MainStay VP MacKay U.S. Infrastructure Bond–Initial Class (formerly MainStay VP MacKay Government–Initial Class) Adviser: New York Life Investments / Sub-Adviser: MacKay	0.56%	5.00%	0.30%	0.97%
Sector	MainStay VP Natural Resources–Initial Class Adviser: New York Life Investments / Sub-Adviser: Newton Investment Management North America, LLC (“NIMNA”)	0.84%	1.92%	18.96%	2.79%
International/Global Equity	MainStay VP PineStone International Equity–Initial Class (formerly MainStay VP MacKay International Equity–Initial Class) Adviser: New York Life Investments / Sub-Adviser: PineStone Asset Management Inc.	0.86%	4.27%	5.36%	4.11%

Type	Eligible Portfolio and Advisers/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Money Market	MainStay VP U.S. Government Money Market–Initial Class Adviser: New York Life Investments / Sub-Adviser: NYLI	0.28%	4.81%	1.61%	0.99%
Small/Mid Cap Equity	MainStay VP Wellington Mid Cap–Initial Class Adviser: New York Life Investments / Sub-Adviser: Wellington Management Company LLP (“Wellington”)	0.86%	13.69%	8.20%	6.66%
Small/Mid Cap Equity	MainStay VP Wellington Small Cap–Initial Class Adviser: New York Life Investments / Sub-Adviser: Wellington	0.74%	13.89%	6.68%	6.25%
Large Cap Equity	MainStay VP Wellington U.S. Equity–Initial Class Adviser: New York Life Investments / Sub-Adviser: Wellington	0.56%	24.58%	13.16%	10.46%
Large Cap Equity	MainStay VP Winslow Large Cap Growth–Initial Class Adviser: New York Life Investments / Sub-Adviser: Winslow Capital Management, LLC	0.74%	43.05%	17.58%	13.47%
Small/Mid Cap Equity	AB VPS Discovery Value Portfolio–Class A Adviser: AllianceBernstein L.P. (“AB”)	0.81%	17.18%	10.78%	7.55%
Large Cap Equity	AB VPS Large Cap Growth Portfolio–Class A Adviser: AB	0.66%	35.13%	17.86%	14.89%
Large Cap Equity	AB VPS Relative Value Portfolio–Class A Adviser: AB	0.61%	12.03%	11.85%	9.32%
Small/Mid Cap Equity	AB VPS Small Cap Growth Portfolio–Class A Adviser: AB	0.90%	18.02%	10.57%	8.53%

Type	Eligible Portfolio and Advisers/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Small/Mid Cap Equity	Alger Small Cap Growth Portfolio–Class I-2 Shares (formerly Alger Weatherbie Specialized Growth Portfolio–Class I-2 Shares) Adviser: Fred Alger Management, LLC (Weatherbie Capital, LLC)	1.02%	16.49%	7.96%	7.05%
Asset Allocation	American Funds IS American Funds Global Balanced Fund–Class 1 Adviser: Capital Research and Management CompanySM (“CRMC”)	0.52%	14.05%	7.69%	5.66%
Asset Allocation	American Funds IS Asset Allocation Fund–Class 1 Adviser: CRMC	0.30%	14.55%	9.47%	7.51%
Investment Grade Bond	American Funds IS The Bond Fund of America®–Class 1 Adviser: CRMC	0.23%	5.21%	2.14%	2.33%
Investment Grade Bond	American Funds IS Capital World Bond Fund®–Class 1 Adviser: CRMC	0.48%	6.39%	(0.07%)	0.62%
International/Global Equity	American Funds IS Global Growth Fund–Class 1 Adviser: CRMC	0.41%	22.91%	13.93%	9.85%
International/Global Equity	American Funds IS Global Small Capitalization Fund–Class 1 Adviser: CRMC	0.66%	16.45%	8.57%	6.04%
Large Cap Equity	American Funds IS Growth Fund–Class 1 Adviser: CRMC	0.34%	38.81%	18.97%	14.64%
Large Cap Equity	American Funds IS Growth-Income Fund–Class 1 Adviser: CRMC	0.28%	26.47%	13.65%	11.19%
International/Global Equity	American Funds IS International Fund–Class 1 Adviser: CRMC	0.53%	16.12%	5.10%	3.67%

Type	Eligible Portfolio and Advisers/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
International/Global Equity	American Funds IS New World Fund®–Class 1 Adviser: CRMC	0.57%	16.22%	8.90%	4.95%
Investment Grade Bond	American Funds IS U.S. Government Securities Fund®–Class 1 Adviser: CRMC	0.26%	3.21%	1.31%	1.78&
Large Cap Equity	American Funds IS Washington Mutual Investors FundSM–Class 1 Adviser: CRMC	0.27%	17.66%	12.90%	10.19%
Asset Allocation	BlackRock® Global Allocation V.I. Fund–Class I Adviser: BlackRock Advisors, LLC (“BlackRock”) / Subadviser: BlackRock (Singapore) Limited and BlackRock International Limited	0.76%	12.83%	7.65%	4.88%
Non-Investment Grade Bond	BlackRock® High Yield V.I. Fund–Class I Adviser: BlackRock / Sub-Adviser: BlackRock International Limited	0.56%	13.21%	5.74%	4.46%
Large Cap Equity	BNY Mellon Sustainable U.S. Equity Portfolio–Initial Shares Adviser: BNY Mellon Investment Adviser, Inc. / Sub-Adviser: NIMNA and Newton Investment Management Limited	0.67%	23.82%	15.13%	10.46%
Large Cap Equity	ClearBridge Variable Appreciation Portfolio–Class I Adviser: Franklin Templeton Fund Adviser, LLC (“FTFA”) / Sub-Adviser: ClearBridge Investments, LLC (“ClearBridge”)	0.72%	19.71%	14.07%	10.88%
Large Cap Equity	ClearBridge Variable Large Cap Growth Portfolio–Class I Adviser: FTFA / Sub-Adviser: ClearBridge	0.76%	44.02%	15.51%	13.27%
Small/Mid Cap Equity	ClearBridge Variable Small Cap Growth Portfolio–Class I Adviser: FTFA / Sub-Adviser: ClearBridge	0.80%	8.40%	9.56%	7.89%

Type	Eligible Portfolio and Advisers/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Large Cap Equity	Columbia Variable Portfolio–Disciplined Core Fund–Class 1 Adviser: Columbia Management Investment Advisers, LLC (“Columbia”) / Subadviser: Threadneedle International Limited	0.68%	24.36%	13.83%	11.16%
Non-Investment Grade Bond	Columbia Variable Portfolio–Emerging Markets Bond Fund–Class 1 Adviser: Columbia	0.75%	10.43%	1.82%	2.47%
Investment Grade Bond	Columbia Variable Portfolio–Intermediate Bond Fund–Class 1 Adviser: Columbia	0.51%	6.34%	1.59%	2.25%
Non-Investment Grade Bond	Columbia Variable Portfolio–Strategic Income Fund–Class 1 Adviser: Columbia	0.69%	9.67%	3.19%	3.27%
Alternatives	DWS Alternative Asset Allocation VIP–Class A Adviser: DWS Investment Management Americas Inc. (“DIMA”) / Sub-Adviser: RREEF Americas LLC	0.83%	6.19%	6.09%	2.96%
Small/Mid Cap Equity	DWS Small Cap Index VIP–Class A Adviser: DIMA / Sub-Adviser: Northern Trust Investments, Inc.	0.38%	16.76%	9.67%	6.89%
Asset Allocation	Fidelity® VIP Balanced Portfolio–Initial Class Adviser: Fidelity Management & Research Company LLC (“FMR”) / Sub-Advisers: Other investment advisers	0.44%	21.53%	12.44%	9.08%
Investment Grade Bond	Fidelity® VIP Bond Index Portfolio–Initial Class Adviser: FMR / Sub-Advisers: FMR Investment Management (UK) Limited and other investment advisers	0.14%	5.47%	0.91%	N/A

Type	Eligible Portfolio and Advisers/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
International/Global Equity	Fidelity® VIP Emerging Markets Portfolio–Initial Class Adviser: FMR / Sub-Advisers: FMR Co., Inc., an affiliate of FMR (“FMRC”) and other investment advisers	0.89%	9.66%	7.79%	4.61%
Small/Mid Cap Equity	Fidelity® VIP Extended Market Index Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Geode Capital Management, LLC (“Geode”) and FMRC	0.13%	17.44%	11.31%	N/A
Non-Investment Grade Bond	Fidelity® VIP Floating Rate High Income Portfolio–Initial Class Adviser: FMR / Sub-Advisers: FMR Investment Management (UK) Limited and other investment advisers	0.75%	12.29%	5.62%	N/A
Asset Allocation	Fidelity® VIP Freedom 2020 PortfolioSM–Initial Class Adviser: FMR	0.47%	12.40%	7.47%	5.73%
Asset Allocation	Fidelity® VIP Freedom 2025 PortfolioSM–Initial Class Adviser: FMR	0.49%	13.62%	8.26%	6.20%
Asset Allocation	Fidelity® VIP Freedom 2030 PortfolioSM–Initial Class Adviser: FMR	0.52%	14.70%	9.28%	6.85%
Asset Allocation	Fidelity® VIP Freedom 2035 PortfolioSM–Initial Class Adviser: FMR	0.57%	16.85%	10.86%	7.67%
Asset Allocation	Fidelity® VIP Freedom 2040 PortfolioSM–Initial Class Adviser: FMR	0.62%	18.87%	11.92%	8.14%
Asset Allocation	Fidelity® VIP Freedom 2045 PortfolioSM–Initial Class Adviser: FMR	0.62%	19.41%	12.03%	8.19%
Asset Allocation	Fidelity® VIP Freedom 2050 PortfolioSM–Initial Class Adviser: FMR	0.62%	19.45%	12.02%	8.19%

Type	Eligible Portfolio and Advisers/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Asset Allocation	Fidelity® VIP Freedom 2055 PortfolioSM–Initial Class Adviser: FMR	0.62%	19.48%	N/A	N/A
Asset Allocation	Fidelity® VIP Freedom 2060 PortfolioSM–Initial Class Adviser: FMR	0.62%	19.39%	N/A	N/A
Asset Allocation	Fidelity® VIP Freedom 2065 PortfolioSM–Initial Class Adviser: FMR	0.62%	19.35%	N/A	N/A
Money Market	Fidelity® VIP Government Money Market Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Other investment advisers	0.27%	4.89%	1.72%	1.11%
Large Cap Equity	Fidelity® VIP Growth Opportunities Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Other investment advisers	0.59%	45.65%	19.09%	15.73%
Sector	Fidelity® VIP Health Care Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Other investment advisers	0.59%	4.26%	9.75%	10.52%
Large Cap Equity	Fidelity® VIP Index 500 Portfolio–Initial Class* Adviser: FMR / Sub-Adviser: Geode	0.10%	26.19%	15.56%	11.92%
International/Global Equity	Fidelity® VIP International Capital Appreciation Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Other investment advisers	0.78%	27.50%	11.43%	7.75%
International/Global Equity	Fidelity® VIP International Index Portfolio–Initial Class Adviser: FMR / Sub-Adviser: Geode	0.17%	16.16%	N/A	N/A
Investment Grade Bond	Fidelity® VIP Investment Grade Bond Portfolio–Initial Class Adviser: FMR / Sub-Advisers: FMR Investment Management (UK) Limited and other investment advisers	0.38%	6.20%	1.97%	2.33%

Type	Eligible Portfolio and Advisers/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Small/Mid Cap Equity	Fidelity® VIP Mid Cap Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Other investment advisers	0.57%	15.08%	12.45%	8.12%
Sector	Fidelity® VIP Real Estate Portfolio–Initial Class Adviser: Fidelity SelectCo., LLC, an affiliate of FMR / Sub-Advisers: Other investment advisers	0.60%	11.19%	5.22%	6.04%
Non-Investment Grade Bond	Fidelity® VIP Strategic Income Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Other investment advisers	0.65%	9.41%	3.73%	3.36%
Sector	Fidelity® VIP Technology Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Other investment advisers	0.59%	58.32%	26.57%	19.61%
Large Cap Equity	Fidelity® VIP Total Market Index Portfolio–Initial Class Adviser: FMR / Sub-Adviser: Geode	0.12%	26.07%	15.01%	N/A
Investment Grade Bond	Invesco V.I. Core Plus Bond Fund–Series I Shares Adviser: Invesco Advisers, Inc. (“Invesco”)	0.61%	6.14%	1.89%	2.73%
Sector	Invesco V.I. Global Real Estate Fund–Series I Shares Adviser: Invesco / Sub-Adviser: Invesco Asset Management Limited	1.02%	9.05%	2.11%	3.10%
Small/Mid Cap Equity	Invesco V.I. Main Street Small Cap Fund®–Series I Shares Adviser: Invesco	0.94%	14.47%	10.61%	6.73%
Small/Mid Cap Equity	Janus Henderson Enterprise Portfolio–Institutional Shares Adviser: Janus	0.72%	18.07%	13.42%	12.10%

Type	Eligible Portfolio and Advisers/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Investment Grade Bond	LVIP American Century Inflation Protection Fund–Standard Class II (formerly American Century Investments® VP Inflation Protection Fund–Class I) Adviser: ACIM	0.52%	3.60%	2.90%	2.16%
Small/Mid Cap Equity	LVIP American Century Mid Cap Value Fund–Standard Class II (formerly American Century Investments® VP Mid Cap Value Fund–Class I) Adviser: ACIM	0.86%	6.13%	11.05%	8.77%
Large Cap Equity	LVIP American Century Value Fund–Standard Class II (formerly American Century Investments® VP Value Fund–Class I) Adviser: ACIM	0.71%	9.10%	11.87%	8.53%
Small/Mid Cap Equity	LVIP Baron Growth Opportunities Fund–Standard Class Adviser: Lincoln Financial Investments Corporation (“LFIC”) / Sub-Adviser: BAMCO, Inc.	1.15%	17.81%	13.66%	9.35%
International/Global Equity	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund–Standard Class Adviser: LFIC / Sub-Adviser: Franklin Advisers, Inc. (“FAV”)	0.46%	10.04%	3.12%	1.60%
International/Global Equity	LVIP Franklin Templeton Multi-Factor International Equity Fund–Standard Class Adviser: LFIC / Sub-Adviser: FAV	0.40%	18.92%	6.73%	4.40%
Investment Grade Bond	LVIP Macquarie Limited-Term Diversified Income Fund–Standard Class (formerly LVIP Delaware Limited-Term Diversified Income Fund–Standard Class Adviser: LFIC / Sub-Adviser: Delaware Investments Fund Advisers (“DIFA”)	0.53%	5.00%	1.88%	1.63%
Large Cap Equity	LVIP Macquarie Value Fund–Standard Class (formerly LVIP Delaware Value Fund–Standard Class) Adviser: LFIC / Sub-Adviser: DIFA	0.69%	3.49%	8.10%	7.84%

Type	Eligible Portfolio and Advisers/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
International/Global Equity	LVIP Mondrian International Value Fund–Standard Class Adviser: LFIC / Sub-Adviser: Mondrian Investment Partners Limited	0.76%	20.11%	6.03%	3.45%
International/Global Equity	LVIP SSgA Emerging Markets Equity Index Fund–Standard Class Adviser: LFIC / Sub-Adviser: SSgA Funds Management, Inc. (“SSGA FM”)	0.50%	8.83%	2.74%	N/A
International/Global Equity	LVIP SSgA International Index Fund–Standard Class Adviser: LFIC / Sub-Adviser: SSGA FM	0.37%	17.57%	7.96%	4.02%
International/Global Equity	Macquarie VIP Emerging Markets Series–Standard Class (formerly Delaware VIP® Emerging Markets Series–Standard Class) Adviser: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) (“DMC”) / Sub-Adviser: Macquarie Investment Management Global Limited (“MIMGL”)	1.18%	13.79%	4.20%	2.67%
Small/Mid Cap Equity	Macquarie VIP Small Cap Value Series–Standard Class (formerly Delaware VIP® Small Cap Value Series–Standard Class) Adviser: DMC / Sub-Adviser: MIMGL	0.78%	9.45%	10.21%	7.06%
International/Global Equity	MFS® Global Growth Portfolio–Initial Class Adviser: Massachusetts Financial Services Company (“MFS”)	0.88%	20.99%	13.76%	10.07%
Sector	MFS® Global Real Estate Portfolio–Initial Class Adviser: MFS	0.85%	11.46%	6.41%	6.55%
Asset Allocation	MFS® Global Tactical Allocation Portfolio–Initial Class Adviser: MFS	0.83%	9.63%	4.94%	3.87%

Type	Eligible Portfolio and Advisers/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
International/Global Equity	MFS® International Growth Portfolio–Initial Class Adviser: MFS	0.88%	14.72%	9.47%	6.36%
International/Global Equity	MFS® International Intrinsic Value Portfolio–Initial Class Adviser: MFS	0.89%	17.66%	8.58%	6.92%
Small/Mid Cap Equity	MFS® Mid Cap Growth Series–Initial Class Adviser: MFS	0.80%	21.32%	13.31%	11.12%
Small/Mid Cap Equity	MFS® Mid Cap Value Portfolio–Initial Class Adviser: MFS	0.79%	12.73%	12.90%	8.73%
Small/Mid Cap Equity	MFS® New Discovery Value Portfolio–Initial Class Adviser: MFS	0.88%	11.46%	13.12%	9.32%
International/Global Equity	MFS® Research International Portfolio–Initial Class Adviser: MFS	0.89%	12.83%	8.23%	3.89%
Large Cap Equity	MFS® Value Series–Initial Class Adviser: MFS	0.69%	7.93%	11.34%	8.52%
Alternatives	Morgan Stanley VIF Global Infrastructure Portfolio–Class I Adviser: Morgan Stanley Investment Management Inc. (“MSIM”)	0.87%	4.55%	6.86%	5.25%
Sector	Morgan Stanley VIF U.S. Real Estate Portfolio–Class I Adviser: MSIM	0.83%	14.52%	2.92%	4.52%
Non-Investment Grade Bond	PIMCO VIT Emerging Markets Bond Portfolio–Institutional Class Adviser: Pacific Investment Management Company LLC (“PIMCO”)	1.12%	11.28%	2.40%	2.93%
Investment Grade Bond	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)–Institutional Class Adviser: PIMCO	0.86%	5.42%	1.12%	1.24%

Type	Eligible Portfolio and Advisers/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Non-Investment Grade Bond	PIMCO VIT High Yield Portfolio–Institutional Class Adviser: PIMCO	0.88%	8.41%	3.48%	N/A
Investment Grade Bond	PIMCO VIT Income Portfolio–Institutional Class Adviser: PIMCO	0.88%	8.41%	3.48%	N/A
Investment Grade Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)–Institutional Class Adviser: PIMCO	1.13%	9.18%	1.79%	3.21%
Investment Grade Bond	PIMCO VIT Long-Term U.S. Government Portfolio–Institutional Class Adviser: PIMCO	1.855%	3.99%	(1.30%)	2.06%
Investment Grade Bond	PIMCO VIT Low Duration Portfolio–Institutional Class Adviser: PIMCO	0.54%	5.13%	1.14%	1.07%
Investment Grade Bond	PIMCO VIT Real Return Portfolio–Institutional Class Adviser: PIMCO	0.69%	3.83%	3.31%	2.40%
Investment Grade Bond	PIMCO VIT Short-Term Portfolio–Institutional Class Adviser: PIMCO	0.51%	6.06%	2.28%	2.02%
Investment Grade Bond	PIMCO VIT Total Return Portfolio–Institutional Class Adviser: PIMCO	0.60%	6.09%	1.23%	1.86%
Sector	Principal VC Real Estate Securities Account–Class 1 Adviser: Principal Global Investors, LLC / Sub-Advisers: Principal Real Estate Investors, LLC	0.79%	13.33%	8.52%	8.71%
International/Global Equity	Putnam VT International Value Fund–Class IA Adviser: Putnam Investment Management, LLC / Sub-Advisers: Putnam Investment Limited and The Putnam Advisory Company, LLC	0.88%	19.08%	9.96%	4.14%

Type	Eligible Portfolio and Advisers/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Large Cap Equity	Schwab® S&P 500 Index Portfolio* Adviser: Charles Schwab Investment Management Inc.	0.03%	26.22%	15.64%	11.92%
Large Cap Equity	T. Rowe Price Blue Chip Growth Portfolio Adviser: T. Rowe Price Associates, Inc. (“T. Rowe Price”)	0.75%	(33.50%)	5.16%	11.68%
International/Global Equity	T. Rowe Price International Stock Portfolio Adviser: T. Rowe Price	0.95%	16.24%	7.71%	4.75%
Asset Allocation	Thrivent Aggressive Allocation Portfolio Adviser: Thrivent Financial for Lutherans (”Thrivent”)	0.77%	19.31%	11.56%	8.60%
Asset Allocation	Thrivent Diversified Income Plus Portfolio Adviser: Thrivent	0.49%	10.21%	4.73%	4.12%
International/Global Equity	Thrivent Global Stock Portfolio Adviser: Thrivent	0.63%	22.03%	11.07%	7.95%
Large Cap Equity	Thrivent Large Cap Growth Portfolio Adviser: Thrivent	0.43%	47.07%	17.98%	13.82%
Small/Mid Cap Equity	Thrivent Mid Cap Index Portfolio Adviser: Thrivent	0.25%	16.19%	12.35%	8.98%
Small/Mid Cap Equity	Thrivent Mid Cap Stock Portfolio Adviser: Thrivent	0.66%	14.19%	13.12%	10.96%
Small/Mid Cap Equity	Thrivent Small Cap Index Portfolio Adviser: Thrivent	0.24%	15.79%	10.78%	8.40%
Investment Grade Bond	VA Global Bond Portfolio Adviser: Dimensional Fund Advisors LP (“DFA”) / Sub-Advisers: Dimensional Fund Advisors Ltd. (“DFA Ltd.”) and DFA Australia Limited (“DFAA”)	0.21%	5.05%	0.58%	1.29%
Asset Allocation	VA Global Moderate Allocation Portfolio Adviser: DFA	0.28%	14.72%	8.93%	6.07%

Type	Eligible Portfolio and Advisers/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
International/Global Equity	VA International Small Portfolio Adviser: DFA / Sub-Advisers: DFA Ltd. and DFAA	0.40%	14.11%	7.86%	4.89%
International/Global Equity	VA International Value Portfolio Adviser: DFA / Sub-Advisers: DFA Ltd. and DFAA	0.27%	17.86%	8.87&	4.16%
Large Cap Equity	VA U.S. Large Value Portfolio Adviser: DFA	0.21%	10.92%	10.71%	8.10%
Small/Mid Cap Equity	VA U.S. Targeted Value Portfolio Adviser: DFA	0.29%	20.03%	15.40%	9.00%
International/Global Equity	Victory RS International VIP Series–Class I Shares Adviser: Victory Capital Management Inc.	0.93%	20.02%	8.55%	5.09%
Small/Mid Cap Equity	Victory RS Small Cap Growth Equity VIP Series–Class I Shares Adviser: Victory Capital Management Inc.	0.88%	20.40%	5.63%	6.48%
Investment Grade Bond	VIT Inflation-Protected Securities Portfolio Adviser: DFA / Sub-Advisers: DFA Ltd. and DFAA	0.11%	4.02%	3.10%	N/A
Large Cap Equity	Voya Growth and Income Portfolio–Class I Adviser: Voya Investments, LLC (“Voya”) / Sub-Adviser: Voya Investment Management Co. LLC (“VIM”)	0.67%	27.39%	16.20%	11.30%
Non-Investment Grade Bond	Voya High Yield Portfolio–Class I Adviser: Voya / Sub-Adviser: VIM	0.47%	12.28%	4.87%	4.13%
Asset Allocation	Voya Index Solution 2030 Portfolio–Class Z Adviser: Voya / Sub-Adviser: VIM	0.17%	15.52%	8.53%	6.39%
Asset Allocation	Voya Index Solution 2040 Portfolio–Class Z Adviser: Voya / Sub-Adviser: VIM	0.17%	18.96%	10.42%	7.44%

Type	Eligible Portfolio and Advisers/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Asset Allocation	Voya Index Solution 2050 Portfolio–Class Z Adviser: Voya / Sub-Adviser: VIM	0.16%	20.38%	11.03%	7.76%
Investment Grade Bond	Voya Limited Maturity Bond Portfolio–Class I Adviser: Voya / Sub-Adviser: VIM	0.28%	4.79%	1.54%	1.37%
Small/Mid Cap Equity	Voya MidCap Opportunities Portfolio–Class I Adviser: Voya / Sub-Adviser: VIM	0.75%	23.54%	13.62%	9.91%
Small/Mid Cap Equity	Voya RussellTM Mid Cap Index Portfolio–Class I Adviser: Voya / Sub-Adviser: VIM	0.40%	16.83%	12.26%	9.01%
Small/Mid Cap Equity	Voya Small Company Portfolio–Class I Adviser: Voya / Sub-Adviser: VIM	0.86%	18.00%	9.84%	7.02%
Small/Mid Cap Equity	VY® JPMorgan Mid Cap Value Portfolio–Class I Adviser: Voya / Sub-Adviser: J.P. Morgan Investment Management Inc.	0.85%	10.89%	10.89%	8.05%
Small/Mid Cap Equity	VY® JPMorgan Small Cap Core Equity Portfolio–Class I Adviser: Voya / Sub-Adviser: J.P. Morgan Investment Management Inc.	0.88%	12.46%	10.20%	8.00%
International/Global Equity	VY® Morgan Stanley Global Franchise Portfolio–Class R6 Adviser: Voya / Sub-Adviser: MSIM	0.95%	16.30%	11.53%	10.86%
Asset Allocation	VY® T. Rowe Price Capital Appreciation Portfolio–Class I Adviser: Voya / Sub-Adviser: T. Rowe Price Investment Management	0.64%	18.92%	12.88%	10.59%

Type	Eligible Portfolio and Advisers/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Investment Grade Bond	Western Asset Core Plus VIT Portfolio–Class I Adviser: FTFA / Sub-Advisers: Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited (“Western Asset London”), Western Asset Management Company Pte. Ltd. in Singapore, and Western Asset Management Company Ltd. in Japan	0.52%	6.82%	1.22%	1.48%
Investment Grade Bond	Western Asset Long Credit VIT Portfolio–Class I Adviser: FTFA / Sub-Advisers: Western Asset and Western Asset London	0.45%	N/A	N/A	N/A
*
Only available with corporate-owned Policies.

This Summary Prospectus incorporates by reference the New York Life Insurance and Annuity Corporation CorpExec VUL Plus full (statutory) prospectus and Statement of Additional Information (SAI), both dated May 1, 2024, as amended or supplemented. The full prospectus and SAI for the policy may be obtained, free of charge, in any manner shown on the front page of this summary prospectus.
EDGAR ID: C000214972